Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 6 — STOCKHOLDERS’ EQUITY
Preferred stock —
 The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2022 and 2021, there were no preferred shares issued or outstanding.

Class
 A common stock —
 The
Company is authorized to issue
300,000,000
shares of Class A common stock with a par value of $
0.0001
per share. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed
18,871,976
shares of Class A common stock for $
190,010,529
, resulting in reductions to shares of Class A common stock outstanding to
4,128,024
.
At December 31, 2022 and 2021, there were

4,128,024
and
23,000,000
 shares of Class A common stock subject to possible redemption issued and outstanding at redemption price of $
10.00
per share.
Class
 B common stock —
 The Company is authorized to issue 30,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote per share. At December 31, 2022 and 2021, there were 5,750,000 shares of Class B common stock issued and outstanding.
The shares of Class B common stock (Founder Shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).